GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.3 - Schedule 8

Data Compare Summary (Total)

Run Date - 3/30/2022 9:47:19 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	313	0.00%	602
Amortization Term	0	91	0.00%	602
Amortization Type	0	50	0.00%	602
Balloon Flag	0	339	0.00%	602
Borrower First Name	0	340	0.00%	602
Borrower FTHB	0	50	0.00%	602
Borrower Last Name	0	344	0.00%	602
Borrower SSN	0	339	0.00%	602
City	1	570	0.18%	602
Contract Sales Price	0	188	0.00%	602
Decision System	0	50	0.00%	602
Doc Type	0	5	0.00%	602
Escrow Account	0	42	0.00%	602
First Payment Date	17	254	6.69%	602
Has FTHB	0	12	0.00%	602
Investor: Qualifying Total Debt Ratio	64	598	10.70%	602
Lender	0	339	0.00%	602
Lien Position	0	304	0.00%	602
LTV Valuation Value	1	191	0.52%	602
Margin	0	5	0.00%	602
Maturity Date	0	45	0.00%	602
Mortgage Type	0	189	0.00%	602
Note Date	27	267	10.11%	602
Occupancy	0	601	0.00%	602
Original CLTV	0	598	0.00%	602
Original Interest Rate	0	415	0.00%	602
Original Loan Amount	0	419	0.00%	602
Original LTV	0	601	0.00%	602
Original Term	0	218	0.00%	602
Originator Loan Designation	0	339	0.00%	602
PITIA Reserves Months	0	61	0.00%	602
Product Description	0	339	0.00%	602
Property Type	0	378	0.00%	602
Purpose	0	529	0.00%	602
Refi Purpose	0	54	0.00%	602
Representative FICO	3	601	0.50%	602
State	0	601	0.00%	602
Street	0	563	0.00%	602
Zip	2	567	0.35%	602
Total	115	11,809	0.97%	602